Income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Details
Net income (loss) before income taxes	$ (6,968,511)	$ (8,894,853)	$ (8,725,051)
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Income tax (recovery) at statutory income tax rate	$ (1,881,509)	$ (2,401,610)	$ (2,355,764)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	99,919	156,966	223,463
Change in statutory tax rates	0	962,486	0
Foreign exchange adjustment	(131,555)	110,121	112,581
Foreign tax credit benefit	0	0	(256,500)
Non-taxable portion of capital gain	0	(50,525)	0
Other	(221,978)	91,668	(271,676)
Effective Income Tax Rate Reconciliation, Nondeductible Expense	(2,135,122)	(1,130,894)	(2,547,896)
Change in valuation allowance	2,135,122	1,130,894	2,547,896
Income tax expense (recovery) Deferred	0	0	0
Income taxes in foreign jurisdictions	0	75,545	374,511
Income tax expense (recovery)	$ 0	$ 75,545	$ 374,511